Restructuring and Other - Summary of Changes in the Restructuring and Other Severance Liability (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Severance Liability	$ 19.3
Accounts Payable and Accrued Liabilities | Employee Severance
Remaining severance liability, expected to be paid in next 12 months		$ 14.1